Compensation Plans and Post-Employment Benefits - Obligation and Funded Status (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
UK Plan
Change in projected benefit obligation:
Projected benefit obligation as of December 1	$ 299	$ 267
Past service cost	0	0	$ 0
Interest cost	5	7	7
Benefits paid	(16)	(10)
Actuarial (gain) loss on plans’ liabilities	14	35
Plan curtailments, settlements and other	0	0
Projected benefit obligation as of November 30	303	299	267
Change in plan assets:
Fair value of plan assets as of December 1	312	278
Return on plans’ assets	23	43
Employer contributions	6	2
Benefits paid	(16)	(10)
Plan settlements	0	0
Administrative expenses	(1)	0
Fair value of plan assets as of November 30	325	312	278
Funded status as of November 30	22	13
All Other Plans
Change in projected benefit obligation:
Projected benefit obligation as of December 1	254	213
Past service cost	20	17	16
Interest cost	6	8	6
Benefits paid	(14)	(18)
Actuarial (gain) loss on plans’ liabilities	13	34
Plan curtailments, settlements and other	(4)	0
Projected benefit obligation as of November 30	280	254	213
Change in plan assets:
Fair value of plan assets as of December 1	18	18
Return on plans’ assets	1	1
Employer contributions	14	18
Benefits paid	(14)	(19)
Plan settlements	(2)	0
Administrative expenses	0	0
Fair value of plan assets as of November 30	17	18	$ 18
Funded status as of November 30	$ (263)	$ (236)